Consolidated Statement of Changes in Equity - AUD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2015	$ 23,878	$ 129,631	$ 2,038	$ (107,791)
Loss after income tax benefit for the year	(24,778)			(24,778)
Other comprehensive income - Foreign exchange translation reserve	(19)		(19)
Total comprehensive loss for the period attributable to the owners of Benitec Biopharma Limited	(24,797)		(19)	(24,778)
Contributions of equity, net of transaction costs	18,010	18,010
Share-based payments	1,746		1,746
Transfer of expired share-based payments			(1,200)	1,200
Ending balance at Jun. 30, 2016	18,837	147,641	2,565	(131,369)
Loss after income tax benefit for the year	(5,690)			(5,690)
Other comprehensive income - Foreign exchange translation reserve	34		34
Total comprehensive loss for the period attributable to the owners of Benitec Biopharma Limited	(5,656)		34	(5,690)
Contributions of equity, net of transaction costs	7,939	7,939
Share-based payments	386		386
Transfer of expired share-based payments			(1,311)	1,311
Ending balance at Jun. 30, 2017	21,506	155,580	1,674	(135,748)
Loss after income tax benefit for the year	(11,640)			(11,640)
Other comprehensive income - Foreign exchange translation reserve	(63)		(63)
Total comprehensive loss for the period attributable to the owners of Benitec Biopharma Limited	(11,703)		(63)	(11,640)
Contributions of equity, net of transaction costs	8,507	8,507
Share-based payments	434		434
Transfer of expired share-based payments			(553)	553
Ending balance at Jun. 30, 2018	$ 18,744	$ 164,087	$ 1,492	$ (146,835)